BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Balances And Transactions With Related Parties
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 19: BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with interested and related parties:

Composition:

As of December 31, 2021

	Key management personnel	Other interested and related parties
Other accounts payable	$192	$45

As of December 31, 2020

	Key management personnel	Other interested and related parties
Other accounts payable	$64	$38

b.	Benefits to interested and related parties:

	Year ended December 31,
	2021	2020	2019
Salary to those employed by the Company or on its behalf	$885	$769	$945

Directors’ fees to those not employed by the Company or on its behalf	$148	$60	$90

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	3	2	3
Directors not employed by the Company	5	6	8

Benefits to interested and related parties	8	8	11

c.	Key management personnel:

	Year ended December 31,
	2021	2020	2019
Short-term benefits	$—	$—	$3

Share-based payment to those employed by the Company or on its behalf	$445	$182	$190

Share-based payment to those not employed by the Company or on its behalf	$90	$150	$147

d.	Transactions with interested and related parties:

Year ended December 31, 2021

	Key management personnel*)	Other interested and related parties
Research and development expenses	$112	$82
General and administrative expenses	1,137	238

	$1,249	$320

Year ended December 31, 2020

	Key management personnel*)	Other interested and related parties
Research and development expenses	$236	$—
General and administrative expenses	619	201
Selling and marketing	150	—

	$1,005	$201

Year ended December 31, 2019

	Key management personnel*)	Other interested and related parties
Research and development expenses	$113	$81
General and administrative expenses	943	238

	$1,056	$319

*)	Some of the key management personnel are interested parties by virtue of holdings.

e.	Mr. Christopher R. von Jako, PhD commenced his role as the Company’s President and Chief Executive Officer (CEO) effective January 1, 2020. Key employment terms include an annual gross base salary and an annual performance-based bonus of up to six months of his base salary and equity grant of RSUs as further detailed in Note 16b.

f.	For information regarding the fair value of the options granted to directors, see Note 16b.